Consolidated Statements of Operations (USD $) In Thousands, except Per Share data	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Revenues	$ 535,103	$ 243,772	$ 17,846
Operating expenses:
Cost of goods and services and network costs (exclusive of items shown separately below)	912,776	410,899	131,192
Selling, general and administrative expense	870,980	515,296	146,681
Depreciation and amortization	454,003	190,273	56,106
Spectrum lease expense	279,993	259,359	90,032
Loss from abandonment of network and other assets	180,001	7,864
Transaction related expenses			82,960
Total operating expenses	2,697,753	1,383,691	506,971
Operating loss	(2,162,650)	(1,139,919)	(489,125)
Other income (expense):
Interest income	4,950	9,649	1,089
Interest expense	(152,868)	(69,431)	(16,544)
Gain (loss) on derivative instruments	63,255	(6,976)	(6,072)
Other expense, net	(2,671)	(1,751)	(16,346)
Total other expense, net	(87,334)	(68,509)	(37,873)
Loss from continuing operations before income taxes	(2,249,984)	(1,208,428)	(526,998)
Income tax provision	(1,218)	(160)	(61,369)
Net loss from continuing operations	(2,251,202)	(1,208,588)	(588,367)
Less: non-controlling interests in net loss from continuing operations of consolidated subsidiaries	1,775,840	894,841	156,829
Net loss from continuing operations attributable to Clearwire Corporation	(475,362)	(313,747)	(431,538)
Net loss from discontinued operations attributable to Clearwire Corporation (Note 20)	(12,075)	(11,835)	(1,088)
Net loss attributable to Clearwire Corporation	$ (487,437)	$ (325,582)	$ (432,626)
Class A Common Stock
Net loss from continuing operations attributable to Clearwire Corporation per Class A Common Share:
Basic	$ (2.14)	$ (1.66)	$ (0.15)
Diluted	$ (2.41)	$ (1.68)	$ (0.27)
Net loss attributable to Clearwire Corporation per Class A Common Share:
Basic	$ (2.19)	$ (1.72)	$ (0.16)
Diluted	$ (2.46)	$ (1.74)	$ (0.28)